Tax situation	12 Months Ended
Dec. 31, 2023
Disclosure of Tax situation [Abstract]
Tax situation
17.	Tax situation

(a)
IFS and its Subsidiaries are incorporated and domiciled in the Republic of Panama and the Commonwealth of the Bahamas (see Note 2), and are not subject to any Income Tax, or any other taxes on capital gains, equity or property. The Subsidiaries incorporated and domiciled in Peru (see Note 2) are subject to the Peruvian Tax legislation; see paragraph (c).

Peruvian life insurance companies are exempt from Income Tax regarding the income derived from assets linked to technical reserves for pension insurance and pensions from the Private Pension Fund Administration System, as well as income generated through assets related to life insurance contracts with savings components.
In Peru, all income from Peruvian sources obtained from the direct or indirect sale of shares of stock capital representing participation of legal persons domiciled in the country are subject to income tax. For that purpose, an indirect sale shall be considered to have occurred when shares of stock or ownership interests of a legal entity are sold and this legal entity is not domiciled in the country and, in turn, is the holder — whether directly or through other legal entity or entities — of shares of stock or ownership interests of one or more legal entities domiciled in the country, provided that certain conditions established by law occur.
In this sense, the Act states that an assumption of indirect transfer of shares arises when in any of the 12 months prior to disposal, the market value of shares or participations of the legal person domiciled is equivalent to 50 percent or more of the market value of shares or participations of the legal person non-domiciled. Additionally, as a concurrent condition, it is established that in any period of 12 months shares or participations representing 10 percent or more of the capital of legal persons non-domiciled be disposed of
.
Also, an indirect disposal assumption arises when the total amount of the shares of the domiciled legal person whose indirect disposal is performed, is equal or greater than 40,000 Taxation Units (henceforth “UIT”, by its Spanish acronym).

(b)
Legal entities or individuals not domiciled in Peru are subject to an additional tax (equivalent to 5 percent) on dividends received from entities domiciled in Peru. The corresponding tax is withheld by the entity that distributes the dividends. In this regard, since IFS controls the entities that distribute the dividends, it records the amount of Income Tax on dividends as an expense for the financial year of the dividends received. In this sense, during 2023, 2022 and 2021, the Company has recorded a provision for S/33,020,000, S/30,587,000 and S/39,108,000, respectively, in the caption “Income Tax” of the consolidated statement of income.

(c)
IFS’s Subsidiaries incorporated in Peru are subject to the payment of Peruvian taxes; hence, they must calculate their tax expenses on the basis of their separate financial statements. The Income Tax rate as of December 31, 2023, 2022 and 2021, was 29.5 percent, over the taxable income.

(d)
The Tax Authority (henceforth “SUNAT”, by its Spanish acronym) is legally entitled to perform tax audit procedures for up to four years subsequent to the date at which the tax return regarding a taxable period must be filed.

Below are the taxable periods subject to inspection by the SUNAT as of December 31, 2023:

•	Interbank: Income Tax returns for the years 2020 to 2023, and Value-Added-Tax returns for the years 2018 to 2023.

•	Interseguro: Income Tax returns for the years 2019, 2021 ,2022 and 2023, and Value-Added-Tax returns for the years 2019 to 2023.

•	Procesos de Medios de Pago: Income Tax returns, and Value-Added-Tax returns for the years 2019 to 2023.

•	Izipay: Income Tax returns and Value-Added-Tax returns for the years 2019 to 2023.
Due to the possible interpretations that the SUNAT may have on the legislation in force, it is not possible to determine at this date whether or not the reviews carried out will result in liabilities for the Subsidiaries; therefore, any higher tax or surcharge that may result from possible tax reviews would be applied to the results of the year in which it is determined.
Following is the description of the main ongoing tax procedures for the Subsidiaries:
Interbank:
Tax periods from 2000 to 2006:
Between 2004 and 2010, Interbank received several Tax Determination and Tax Penalty notices corresponding mainly to the Income Tax determination for the fiscal years 2000 to 2006. As a result, claims and appeals were filed and subsequent contentious administrative proceedings were started.
The most relevant matter subject to discrepancy with SUNAT corresponds to whether the “interest in suspense” are subject to Income Tax or not. In this sense, Interbank considers that the interest in suspense does not constitute accrued income, in accordance with the SBS’s regulations and IFRS, which is also supported by a ruling by the Permanent Constitutional and Social Law Chamber of the Supreme Court issued in August 2009 and a pronouncement in June 2019.
In June and September 2022, the Permanent Constitutional and Social Law Chamber of the Supreme Court declared unfounded the cassation appeals by SUNAT and the Ministry of Economy and Finance, thus reaffirming the position of Interbank in the sense that interest in suspense does not constitute taxable income, both in the 2001 Income Tax and in the 2004 Income Tax.
In January 2023, Interbank was notified with Resolution of Compliance No. 4070150000145, which rectified and resettled the debt contained in Resolutions of Determination No. 0120030012106 and No. 0120030012107 related to advance payments of the Income Tax for the period 2003, without any amount to pay.
In March 2023, Interbank was notified with Resolution of Compliance No. 4070150000186 regarding Income Tax for the period 2003, which
rectified the tax debt contained in the Resolution of Penalty No. 012-002-0011622, thus reducing said penalty from S/69,000,000 to S/25,000,000. Likewise,
Interbank filed the respective Appeal Recourse against Resolution of Compliance No. 4070150000186. In September 2023, Interbank was notified with Tax Court Resolution No. 07915-4-2023, which revokes Resolution No. 4070150000186, dated March 2023, in relation to the updating of the debt contained in Resolution of Penalty No. 012-002-0011622. Thus, SUNAT must proceed according to what said Resolution mandates, and confirm its content. In October 2023, Interbank was notified with Resolution of Compliance No. 4070150000348, and filed a claim recourse that is pending resolution by the Tax Court.
As of December 31, 2023 the tax liability requested for this concept and other minor contingencies, amounts to approximately S/124,000,000 which includes the tax, fines and interest arrears, out of which S/59,000,000 corresponded to interest in suspense and S/65,000,000 corresponded to other repairs. As of December 31, 2022, the tax liability amounted to S/290,000,000 and includes taxes, fines, and interest arrears.

In February 2023, Interbank was notified with the Tax Court Resolution No. 00227-2-2023, which declared null the Resolution of Intendence No. 0150150002380, of May 2020, in relation to the payments of the Income Tax for the period 2004 in the part referring to interest in suspense and related penalties.
In April 2023, Interbank was notified with Resolution No. 4070150000211, issued in compliance with Resolution No. 00227-2-2023, through which it rectified the determination of payments on account of Income Tax for the year 2004. Interbank presented the respective Appeal, which is pending resolution by the Tax Court.
In August 2023, the Cassation Ruling No. 1035-2022 Lima was published, which resolves the claim filed by SUNAT regarding the Income Tax for the period 2004, with judgment favorable for Interbank.
In May 2020, Interbank was notified with the Resolution of Compliance related to the Income Tax and advance payments of the Income Tax for the year 2005 (linked to the interest in suspense). Through said notification, SUNAT increased the requested tax debt from S/1,000,000 to S/35,000,000 because
,
as a result of the Resolution of Compliance, certain previously accepted deductions by SUNAT were rejected
. In June 2020, Interbank filed an Appeal, which is pending of pronouncement by the Tax Court.
In December 2022, the Tax Court notified of Resolution No. 09431-9-2022, through which it revoked interest in suspense, financial pro-rata, advance payments and fines. As of today, Interbank is awaiting the Resolution of Compliance.
In October 2023, Interbank was notified with Resolution No. 4070150000358, issued in compliance with Tax Court Resolution No. 09431-9-2022. In November 2023, the respective Appeal was presented, which is pending resolution by the Tax Court.
In December 2023, Interbank was notified with Resolution No. 4070150000379, issued in compliance with Tax Court Resolution No. 09431-9-2022, and presented the respective Appeal, which is pending resolution by the Tax Court.
In February 2021, Interbank was notified with the Resolution of Compliance related to the Income Tax and prepaid income tax of the year 2006 (related to litigations about interest in suspense). Through said notification, SUNAT rejected an excess payment of S/3,500,000 and determined a tax debt of S/23,000,000.
In December 2022, the Tax Court notified of Resolution No. 09451-1-2022, through which it revoked interest in suspense, advance payments coefficient and fines. As of today, Interbank is awaiting the Resolution of Compliance.
Tax period 2010:
In 2017, SUNAT closed the audit procedure corresponding to the Income Tax for the year 2010. Interbank paid the debt under protest and filed a claim recourse. As of today, the procedure has been appealed and it is pending resolution by the Tax Court.
Tax period 2012:
In July 2020, Interbank was notified of the Determination and Penalty Resolutions corresponding to the audit of the Income Tax for the fiscal year 2012. As of December 31, 2023 and 2022, the tax debt claimed by the SUNAT amounted to S/14,400,000 and S/14,000,000, respectively. During 2021 and 2022, Interbank filed diverse Appeal Recourses.

SUNAT rejected all these recourses. As of the date of this report, the process is on appeal, pending resolution by the Tax Court.
Tax period 2013:
In 2019, Interbank was notified of the Determination and Penalty Resolutions corresponding to the audit of the Income Tax for the fiscal year 2013.The main concept observed corresponded to the deduction of loan write-offs without proof by the SBS.
During 2021, Interbank filed a claim against the Resolution of the Tax Court. This authority confirmed, revoked, and ordered to resettle the aforementioned concepts. At the end of 2022, the Tax Court reconfirmed its ruling in the aforementioned Resolution. In December 2022, the SUNAT through Resolution of Coactive Collection No. 0110060065138, notified of the payment of the third-category Income Tax debt corresponding to the period 2013, for approximately
S/62,000,000,
which was paid by Interbank on February 2, 2023; however, the process continues in the Judiciary instance. Interbank recorded this payment as account receivable from SUNAT, that was recorded as “Tax paid to recover”, in the caption “Other accounts receivable and other assets, net”; see Note 10(a).
Tax periods 2014 and 2015:
In September and December 2019, SUNAT notified Interbank about the beginning of the definitive audit procedure on Income Tax corresponding to the year 2014 and 2015, respectively. During 2021 and 2022, Interbank filed diverse Appeal Recourses. SUNAT rejected all these recourses.
As of December 31, 2023 and 2022, the tax debt requested in relation to the Income Tax advance payments for the period 2015
,
and to the application of the additional Income Tax rate of 4.1 percent, amounted to S/14,600,000 and S/14,000,000, respectively.
Tax period 2017:
In December 2021, SUNAT notified Interbank about the beginning of the definitive audit procedure on Income Tax corresponding to the year 2017. In October 2022, SUNAT notified of Resolutions of Determination No. 0120030127896 and No. 0120030127908, issued regarding the third-category Income Tax corresponding to the period 2017 and Income Tax advance payments from January to December 2017, without additional amounts to pay related to the third-category Income Tax; however, in November 2022, Interbank filed a claim recourse on other minor concepts, observed by the SUNAT.
In June 2023, Interbank was notified with the Resolution No. 4070140000600 declaring the claim recourse unfounded. In July 2023, Interbank filed the respective Appeal against said Resolution, which is pending of pronouncement by the Tax Court.
Tax period 2018:
In April 2019, SUNAT notified of the start of the final audit process for non-domiciled income tax withholdings corresponding to the year 2018.
In November 2023, SUNAT notified Interbank with Resolution of Determination No. 012-003-0135114, issued regarding the third-category annual Income Tax for the period 2018, Resolutions of Determination No. 012-003-0135102 to No. 012-003-0135113, issued regarding advance payments from January to December 2018 and resolutions of Penalty issued regarding an alleged infringement of Article 178.1 of the Tax Code for the tax and period indicated. The tax debt claimed by SUNAT amounts to S/74,000,000.

In December 2023, the respective claim recourse was filed. To date, said recourse is pending resolution by SUNAT .
Interseguro:
In October 2023, SUNAT completed the fiscalization procedure regarding the Income Tax corresponding to the year 2020, without additional observations.
Izipay:
As of December 31, 2023 and 2022, Izipay maintains carryforward tax losses amounting to S/71,552,053 and S/82,931,174, respectively. In application of current tax regulations, Management opted for system “B” to offset its tax losses. Through this system, the tax loss may be offset against the net income obtained in the following years, up to 50 percent of said income until they are extinguished; therefore, they do not have an expiration date.
In the opinion of IFS Management, its Subsidiaries and its legal advisers, any eventual additional tax would not be significant for the financial statements as of December 31, 2023 and 2022.

(e)
Peruvian life insurance companies are exempted from the Income Tax on income from assets related to technical reserves for the payment of annuities and retirement, disability and survival annuities of the Private Pension Fund Administration System.

(f)
For the purpose of determining the Income Tax, the transfer prices of transactions with related companies and with companies domiciled in countries or territories that are non-cooperating or low or zero tax countries or territories, or with entities or permanent establishments whose income, revenues or gains from said contracts are subject to a preferential tax regime, must be supported by documented information on the valuation methods used and the criteria considered for their determination. On the basis of the analysis of the operations of the Group, Management and its internal legal advisors believe that, as a consequence of the application of these standards, contingencies of importance will not arise for the Subsidiaries domiciled in Peru as of December 31, 2023 and 2022.

Through Legislative Decree No. 1312, published on December 31, 2016, the formal obligations for entities included within the scope of application of transfer pricing were modified, thus incorporating three new information requirements: the first is a Local Report; the second is a Master Report; and the third is a Country Report. The first entered into effect since 2017 for the operations that occurred during year 2016 and the last two since 2018 for the operations that have occurred since the fiscal year 2017.

(g)
Through Legislative Decree No.1381, published on August 24, 2018, it was incorporated in the Income Tax Act the concept of “non-cooperating” countries or territories and preferential tax regimes to which defensive measures already existing for countries and territories with low or zero taxation are imposed.

(h)
In July 2018, Act No. 30823 was published, whereby the Congress delegated power to the Executive Branch to legislate on various issues, including tax and financial matters. In this sense, the main tax regulations issued are the following:

(i)
Beginning on January 1, 2019, the treatment applicable to royalties and remuneration for services rendered by non-domiciled persons was modified, eliminating the obligation to pay the amount equivalent to the withholding due to the accounting record of the cost or expense. Now the Income Tax is withheld at the payment of the compensation. For said cost or expense to be deductible for the local company, the remuneration must have been paid to the filing date of the annual tax return for the Income Tax (Legislative Decree No. 1369).

(ii)
The rules that regulate the obligation of legal persons and/or legal entities to inform the identification of their final beneficiaries (Legislative Decree No. 1372) were established. These rules are applicable to legal entities domiciled in the country, in accordance with the provisions of Article 7 of the Income Tax Act, and legal entities established in the country. The obligation covers non-domiciled legal entities and legal entities established abroad, provided that: a) they have a branch, agency or other permanent establishment in the country; b) the natural or juridical person who manages the autonomous patrimony or the investment funds from abroad, or the natural or legal person who has the status of trustee or administrator, is domiciled in the country; and c) any of the members of a consortium is domiciled in the country. This obligation will be fulfilled through the presentation to SUNAT of an informative Sworn Statement, which must contain the information of the final beneficiary and be submitted, in accordance with the regulations and within the deadlines established by SUNAT.

(iii)
The Tax Code was amended with the purpose of offering taxpayers more assurance regarding the application of the general anti-avoidance rule (Rule XVI of the Preliminary Title of the Tax Code), as well as to provide SUNAT with tools for its effective implementation (Legislative Decree No.1422).

As part of this amendment, a new assumption of joint and several liability is envisaged when the tax debtor is subject to the application of the measures provided by Rule XVI in the event that presumed tax avoidance cases are detected; in such case, the joint and several liability shall be attributed to the legal representatives, provided that they have collaborated with the design or approval or execution of actions or situations or economic relations viewed as tax avoidance in Rule XVI. In the case of companies that have a Board of Directors, it is up to this corporate body to define the tax strategy of the entity, having to decide on the approval or not of actions, situations or economic relations to be carried out within the framework of tax planning, this power being non-delegable. The actions, situations and economic relations carried out within the framework of tax planning and implemented on the date of entry into force of Legislative Decree No. 1422 (September 14, 2018), and which continue to have effect, must be evaluated by the Board of Directors of the entity for the purpose of ratification or modification until March 29, 2019, without prejudice to the fact that the management or other managers of the company have approved the aforementioned actions, situations and economic relations.
Likewise, it has been established that the application of Rule XVI, regarding the re-characterization of tax avoidance assumptions, will take place in the final inspection procedures in which acts, events or situations produced since July 19, 2012, are reviewed.

(iv)	Amendments to the Income Tax Act were included, effective as of January 1, 2019, to improve the tax treatment applicable to the following (Legislative Decree No. 1424):

•
Income obtained from the indirect transfer of shares of stock or capital representing participations of legal persons domiciled in the country. Among the most significant changes is the inclusion of a new indirect sale assumption, which is triggered when the total amount of the shares of the domiciled legal entity whose indirect disposal is made is equal to or higher than 40,000 UITs.

•
Permanent establishments of sole proprietorships, companies and entities of any nature incorporated abroad. For this purpose, new cases of permanent establishment have been included, among them, when the rendering of services in the country occurs, with respect to the same project, service or related one, for a period that exceeds 183 calendar days in total within any period of twelve months.

•
The system of credits against Income Tax for taxes paid abroad, to be included in the indirect tax credit (corporate tax paid by foreign subsidiaries) as credit applicable against the Income Tax of domiciled legal persons, to avoid double economic taxation.

•
The deduction of interest expenses for the determination of corporate Income Tax. In the years 2019 and 2020, if
the debt limit
is
set at up to three times the net equity as of December 31 of the previous year
, it
will be applicable, both to loans with related parties, and to loans with third parties contracted since September 14, 2018. Beginning in 2021, the limit for the deduction of financial expenses shall be equivalent to 30 percent of the entity’s tax EBITDA. There are some exceptions to this limitation, such as in the case of banks, taxpayers with income lower than 2,500 UITs, infrastructure
 and
public services, among others.

•
Supreme Decree No. 402-2021-EF, published on December 30, 2021, and in effect since December 31, 2021, modified the Regulation of the Income Tax Act that regulates the calculation of the taxable EBITDA regarding the limit of debt interest.

(v)
Regulations have been established for the accrual of income and expenses for tax purposes beginning on January 1, 2019 (Legislative Decree No. 1425). Until year 2018, there was no rule definition of this concept, so in many cases accounting rules were used for its interpretation. In general terms, with the new criterion, for the purpose of determining the Income Tax, it shall be considered whether the substantial events for the generation of income or expense agreed upon by the parties have occurred, provided they are not subject to a subsequent condition, in which case the recognition shall take place when it is fulfilled and when collection or payment is to take place will not be taken into account; and, if the determination of the consideration depends on a future action or event, the total or part of the corresponding income or expense will be deferred until that action or event occurs.

(i)
Supreme Decree No. 430-2020-EF, published on December 31, 2020, approved the Regulation that establishes the financial information that companies of the financial system must provide to SUNAT in the fight against tax evasion and avoidance pursuant to Legislative Decree No. 1434. Such Regulation entered into force on January 1, 2021.

Considering that, said Regulation established the concepts that the financial entities must report to SUNAT, which are, among others, cumulative balances and/or amounts, averages or highest amounts and the returns generated in the accounts during the reporting period are equal or higher than
S/30,800 in said period. The information shall be provided to SUNAT semi-annually through informative declarations containing monthly information.

(j)	Law No. 31106 extends until December 31, 2023, the validity of all exemptions in force to date contained in Article 19 of the Income Tax Act.
On this matter, among the extended exemptions that are applicable or related to Interbank’s operations, is the subparagraph (i) of Article 19 which indicates that any type of fixed or variable interest rate, in local or foreign currency, that is paid for any deposit or levy pursuant to Law Banking and Insurance, Law No. 26702, as well as the capital increases of said deposits and levies, in local or foreign currency, except when said income constitutes third category income, shall be exempted.

(k)
Legislative Decree No. 1529 was published on March 3, 2022, amending the Bankarization Act in order to promote the use of payment means and reduce the minimum amount for the use of payment means, according to the following:

•	The minimum amount for the use of Payment Means is two thousand Soles (S/2,000) or five hundred American Dollars (US$500).

•
With the purpose of improving the coverage of payment methods and thus broaden the range of traceable operations, Article 3 of the Bankarization Act was amended in order to point out that payment of amounts of money in operations included in said article, for amounts equivalent or higher than 1 UIT, even when the payment is performed partially, can only be performed by using payment methods contemplated by said Act.

•
The payment of obligations to non-domiciled natural and/or legal persons that must be performed through payment methods contemplated by said Act must be performed through either the Financial System Entities (“FSE”), or non-domiciled banking or finance companies, in the cases that the subject performs foreign trade operations, including the obligations derived from the acquisition of property and rights related to the holding of shares and other transferable securities.

•
The use of payment methods is deemed complied with only if the payment is performed directly to the lender, supplier and/or service provider, or when said payment is made to a third party designated by the former, provided that such designation is informed to SUNAT prior to the Payment.

•
In no case is the obligation to use payment methods pursuant to the Act deemed complied with when the payments are performed through banking or finance companies domiciled in either non-cooperating countries or territories, with low or zero taxation, or permanent establishments (PE) in said countries or territories.

The legislation entered into effect on April 1, 2022, except for the amendment referring to the payment of non-domiciled FSEs located in low or zero taxation territories, which was set to enter into effect on January 1, 2023.

(l)
Supreme Decree No. 137-2023-EF, published on June 29, 2023, amends Article 30 of the Regulation of the Income Tax Act, which regulates the tax rates applicable to operations with non-domiciled parties. The amendment updates the use of the SOFR rate as the predominant preferential rate for the purpose of applying the reduced tax rate of 4.99 percent. Said supreme decree entered into effect on June 30, 2023.